SSgA Funds

Supplement Dated January 30, 2014

Prospectus Dated December 18, 2013

SSgA U.S. Treasury Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the first paragraph on page 1 under the section “Principal Investment Strategies”:

SSgA U.S. Treasury Money Market Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.

The following replaces the second and third paragraphs on page 7 under the section “Investment Principal Investment Strategies”:

The fund attempts to meet its investment objective by investing only in obligations issued or guaranteed as to principal and interest by the U.S. Treasury; and repurchase agreements collateralized with obligations issued or guaranteed as to principal and interest by the U.S. Treasury.

The Fund will invest no more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA Funds

Supplement Dated January 30, 2014

Prospectus Dated December 18, 2013

SSgA U.S. Government Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the first sentence of the first paragraph on page 5 under the section “Principal Investment Strategies”:

SSgA U.S. Government Money Market Fund invests only in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The following replaces the first sentence of the first paragraph on page 38 under the section “Principal Investment Strategies”:

SSgA U.S. Government Money Market Fund invests only in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE